SCHEDULE OF FINANCE COST (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Interest income	$ 5,473
Total finance income	5,473
Finance Charges	(13,368)
Convertible Loan Note Interest	(88,383)
Interest expense on related party loan	(781,896)	(1,053,313)	(96,687)
Total finance expenses	(883,647)	(1,053,313)	(96,687)
Total finance income/(expenses)	$ (878,174)	$ (1,053,313)	$ (96,687)